Other current assets	12 Months Ended
Dec. 31, 2025
Other current assets
Other current assets

5. Other current assets

Other current assets consist of the following:

		As of December 31,
		2024	2025
		RMB	RMB	US$
Prepayment		28,947,278	6,527,809	933,464
Inventory	5.1	10,674,018	54,679,786	7,819,105
Receivables from third party payment service providers		12,693,037	185,566	26,536
Receivables from Funding Partners and other service providers		24,435,473	21,332,155	3,050,458
Receivable from broker for derivative collateral		267,280,381	824,279,618	117,870,418
Deposits prepaid to securities companies		1,231,094,816	369,603,877	52,852,651
Others	5.2	430,728,834	254,059,186	36,329,980
Total		2,005,853,837	1,530,667,997	218,882,612
Less: Allowance for other current assets		(72,671,045)	(77,493,926)	(11,081,484)
		1,933,182,792	1,453,174,071	207,801,128

5.1The Company’s inventory has balance of RMB 55 million (US$8 million) as of December 31, 2025, which mainly consists of AI robots in AI pet sales business and others related to those wind-down business, with an impairment loss of RMB 46 million (US$7 million) for the year ended December 31, 2025.

5.2Others include borrowings to third - party individuals of RMB 46 million and RMB 47 million as of December 31, 2024 and 2025, respectively. Maturity dates of these borrowings range from January 15, 2022 to July 1, 2026, and the interest rates range from 0.00% to 5.50%. The borrowings are partially secured by certain financial and real estate assets.

Allowance for other current assets consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at the beginning of the year	116,860,992	72,671,045	10,391,821
Additions/(reversal)	(15,572,138)	5,587,076	798,941
Charge-offs	(28,617,809)	(764,195)	(109,278)
Balance at the end of the year	72,671,045	77,493,926	11,081,484